Stock Options (Price In US Dollars) (Details) shares in Thousands	12 Months Ended
Dec. 31, 2016 $ / shares shares
Number Outstanding and Exercisable	1,428
Remaining life (years)	4 years 7 months 2 days
Price In Us Dollars 0.45 [Member]
Number Outstanding and Exercisable	11
Remaining life (years)	2 years 7 months 17 days
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price | $ / shares	$ 0.45
Price In Us Dollars 0.54 [Member]
Number Outstanding and Exercisable	19
Remaining life (years)	3 years 4 months 17 days
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price | $ / shares	$ 0.54
Price In Us Dollars 0.60 [Member]
Number Outstanding and Exercisable	58
Remaining life (years)	2 years 6 months 14 days
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price | $ / shares	$ 0.60
Price In Us Dollars 0.72 [Member]
Number Outstanding and Exercisable	83
Remaining life (years)	3 years 4 months 24 days
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price | $ / shares	$ 0.72
Price In Us Dollars 0.96 [Member]
Number Outstanding and Exercisable	11
Remaining life (years)	3 years 11 days
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price | $ / shares	$ 0.96
Price In Us Dollars 1.05 [Member]
Number Outstanding and Exercisable	113
Remaining life (years)	2 years 11 months 19 days
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price | $ / shares	$ 1.05
Price In Us Dollars 1.13[Member]
Number Outstanding and Exercisable	50
Remaining life (years)	5 years 11 months 12 days
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price | $ / shares	$ 1.13
Price In Us Dollars 1.23 [Member]
Number Outstanding and Exercisable	8
Remaining life (years)	4 years 1 month 24 days
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price | $ / shares	$ 1.23
Price In Us Dollars 1.50 [Member]
Number Outstanding and Exercisable	16
Remaining life (years)	2 years 3 months 22 days
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price | $ / shares	$ 1.50
Price In Us Dollars 1.59 [Member]
Number Outstanding and Exercisable	176
Remaining life (years)	4 years 14 days
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price | $ / shares	$ 1.59
Price In Us Dollars 1.68 [Member]
Number Outstanding and Exercisable	33
Remaining life (years)	2 years 11 months 19 days
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price | $ / shares	$ 1.68
Price In Us Dollars 1.89 [Member]
Number Outstanding and Exercisable	8
Remaining life (years)	1 year 7 months 17 days
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price | $ / shares	$ 1.89
Price In Us Dollars 2.11 [Member]
Number Outstanding and Exercisable	36
Remaining life (years)	7 years
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price | $ / shares	$ 2.11
Price In Us Dollars 2.30 [Member]
Number Outstanding and Exercisable	4
Remaining life (years)	3 years 10 months 24 days
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price | $ / shares	$ 2.30
Price In Us Dollars 2.31 [Member]
Number Outstanding and Exercisable	275
Remaining life (years)	4 years 3 months 14 days
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price | $ / shares	$ 2.31
Price In Us Dollars 2.35 [Member]
Number Outstanding and Exercisable	4
Remaining life (years)	4 years 4 days
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price | $ / shares	$ 2.35
Price In Us Dollars 2.40 [Member]
Number Outstanding and Exercisable	8
Remaining life (years)	2 years 10 months 6 days
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price | $ / shares	$ 2.40
Price In Us Dollars 2.44 [Member]
Number Outstanding and Exercisable	49
Remaining life (years)	6 years 1 month 10 days
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price | $ / shares	$ 2.44
Price In Us Dollars 2.45 [Member]
Number Outstanding and Exercisable	285
Remaining life (years)	6 years 6 months 4 days
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price | $ / shares	$ 2.45
Price In Us Dollars 2.51 [Member]
Number Outstanding and Exercisable	4
Remaining life (years)	3 years 9 months 25 days
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price | $ / shares	$ 2.51
Price In Us Dollars 2.55 [Member]
Number Outstanding and Exercisable	4
Remaining life (years)	3 years 7 months 24 days
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price | $ / shares	$ 2.55
Price In Us Dollars 2.69 [Member]
Number Outstanding and Exercisable	118
Remaining life (years)	4 years 9 months 11 days
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price | $ / shares	$ 2.69
Price In Us Dollars 2.79 [Member]
Number Outstanding and Exercisable	49
Remaining life (years)	4 years 7 months 2 days
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price | $ / shares	$ 2.79
Price In Us Dollars 2.94 [Member]
Number Outstanding and Exercisable	3
Remaining life (years)	2 years 10 months 28 days
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price | $ / shares	$ 2.94
Price In Us Dollars 3.60 [Member]
Number Outstanding and Exercisable	3
Remaining life (years)	3 years 4 months 24 days
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price | $ / shares	$ 3.60